6A. STOCK OPTIONS AND WARRANTS Option Activity (Details) (Option [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Option [Member]
Shares Under Option
Outstanding beginning balance	93,750	92,750	11,500
Granted		3,000	81,250
Expired	(30,000)	(2,000)
Outstanding ending balance	63,750	93,750	92,750
Exercisable ending balance	49,188	55,158
Weighted Average Exercise Price
Outstanding beginning balance	$ 107.00	$ 109.00	$ 3.00
Granted		$ 104.00	$ 123.00
Expired	$ 125	$ 92.00
Outstanding ending balance	$ 101.8	$ 107.00	$ 109.00
Exercisable ending balance	$ 93.8	$ 106.00
Outstanding beginning balance	7 years 8 months 12 days	8 years 6 months	6 years 3 months 18 days
Outstanding ending balance	6 years 6 months	7 years 8 months 12 days
Exercisable ending balance	6 years	7 years 2 months 12 days	8 years 6 months
Aggregate Intrinsic Value
Outstanding beginning balance	$ 217,063	$ 1,114,063	$ 1,401,563
Outstanding ending balance	39,388	217,063	1,114,063
Exercisable ending balance	$ 0	$ 142,223